Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Summary of the warrant activity
	Outstanding				Outstanding				Outstanding
	as of				as of				as of
	December 31,				December 31,				December 31,
Warrant class	2017	Issued	Exercised	Expired	2018	Issued	Exercised	Expired	2019

Class F Warrants	300,000	-	-	(300,000)	-	-	-	-	-
Class G Warrants	1,503,409	-	-	(1,503,409)	-	-	-	-	-
Class H Warrants	1,988,095	-	-	(1,988,095)	-	-	-	-	-
Class I Warrants	1,043,646	-	-	(1,043,646)	-	-	-	-	-
Class K Warrants	7,200,000	-	-	-	7,200,000	-	-	-	7,200,000
Class L Warrants	63,898,173	-	(6,639,834)	-	57,258,339	-	(57,133,339)	(125,000)	-
Class N Warrants	13,943,180	17,644,999	(1,136,364)	-	30,451,815	-	(29,951,815)	(500,000)	-
Class O Warrants	6,540,000	1,509,091	(120,000)	-	7,929,091	-	(6,549,090)	(470,910)	909,091
Class P Warrants	-	-	-	-	-	1,365,000	-	-	1,365,000
Series A Warrants	1,561,348	-	(405,666)	-	1,155,682	-	(1,092,936)	(62,746)	-
	97,977,851	19,154,090	(8,301,864)	(4,835,150)	103,994,927	1,365,000	(94,727,180)	(1,158,656)	9,474,091

Summary of the warrant exercise price per share
	Exercise	Expiration
	price/share	date

Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class O Warrants	$0.11	January 2022
Class P Warrants	$0.01	June 2021
Class P Warrants	$0.20	June 2024

Summary of changes in warrant liability
	Class K	Series A
	Warrants	Warrants	Total

Warrant liability as of December 31, 2017	$1,616,000	$327,883	$1,943,883
Issued	-	-	-
Redeemed	-	(118,838)	(118,838)
Change in fair value	(74,000)	18,624	(55,376)
Warrant liability as of December 31, 2018	1,542,000	227,669	1,769,669
Change in fair value	-	(32,359)	(32,359)
Expired	-	(195,310)	(195,310)
Reclassification due to Adoption of ASU
2017-11 (see Note 2)	(1,542,000)	-	(1,542,000)
Warrant liability as of December 31, 2019	$-	$-	$-